Schedule of movement in allowance for expected credit losses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Trade And Other Receivables
Beginning of financial year	$ 462,593	$ 588,373	$ 361,988	$ 460,413	$ 465,986
Allowance for expected credit losses			217,863	277,101	50,168
Less: Reversal of allowance for expected credit losses			(117,258)	(149,141)	(55,741)
End of financial year			462,593	588,373	460,413
Beginning of financial period/year	457,557	588,373		460,413
End of financial period/year	$ 457,557	$ 588,373	$ 457,557	$ 588,373	$ 460,413